Securitization Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing assets	¥ 16,911	¥ 14,562
Increase in servicing assets	4,355	4,224
Amortization of servicing assets	3,416	3,045
Foreign currency translation effects on servicing assets	1,410	1,850
Fair value of servicing assets	¥ 23,604	¥ 19,376